Stockholders' Deficiency: Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
Stock Options Granted - Multi-Nomial Lattice2
Stock Price	2.00	0.0001
Stock Price2	2.58
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.45%	0.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.47%	1.07%
Remaining Term1	1.0
Remaining Term 2	3.0	10.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	101.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	105.00%	94.00%
Fair Value Assumptions, Expected Volatility Rate	0.00%	0.00%
Fair Value Assumptions, Exercise Price	$ 0.88	$ 0.74
Expected Forfeiture Rate, Minimum	0.00%	5.00%
Expected Forfeiture Rate, Maximum	5.00%	20.00%
Stock Options Granted - Multi-Nomial Lattice
Stock Price	2.00	0.0001
Stock Price2	2.58
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.45%	0.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.98%	1.07%
Remaining Term1	1.0
Remaining Term 2	3.0	10.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	101.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	146.00%	94.00%
Fair Value Assumptions, Expected Volatility Rate	0.00%	0.00%
Fair Value Assumptions, Exercise Price		$ 0.74
Expected Forfeiture Rate, Minimum	0.00%	5.00%
Expected Forfeiture Rate, Maximum	5.00%	20.00%
Fair Value Exercise Price Minimum	$ 0.674
Fair Value Exercise Price Maximum	$ 0.87